Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets [Abstract]
Allowance for credit losses	$ 12,512	$ 11,987
Total gross deferred tax assets	$ 12,512	$ 11,987